Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

The accompanying financial statements have been prepared in accordance with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expense during the reporting period. The most significant estimates in the Company’s financial statements relate to equity awards, clinical trial accruals and the valuation of convertible preferred stock warrants. Although these estimates are based on the Company’s knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. Deposits in the Company’s checking account are maintained in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash balances due to the financial position of the depository institution in which those deposits are held. Additionally, the Company established guidelines regarding approved investments and maturities of investments, which are designed to maintain safety and liquidity.

Cash

Cash consists of cash and highly liquid investments with original maturities of three months or less at the date of purchase. Cash is readily available in checking and savings accounts.

Restricted Cash

Restricted cash is comprised of cash held by a bank to securitize the Company’s corporate credit card.

Fair Value of Financial Instruments

The carrying value of the Company’s cash, restricted cash, prepaid expenses and other current assets, other assets, accounts payable, accrued liabilities, and accrued compensation approximate fair value due to the short-term nature of these items. The convertible preferred stock warrant liability is carried at fair value (see Note 6).

Property and Equipment

Property and equipment generally consist of manufacturing equipment, furniture and fixtures, computers, and scientific and office equipment and are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets (generally three to ten years). Leasehold improvements are stated at cost and are depreciated on a straight-line basis over the lesser of the remaining term of the related lease or the estimated useful lives of the assets. Repairs and maintenance costs are charged to expense as incurred.

Impairment of Long-Lived Assets

The Company assesses the value of its long-lived assets, which consist of property and equipment, for impairment on an annual basis and whenever events or changes in circumstances and the undiscounted cash flows generated by those assets indicate that the carrying amount of such assets may not be recoverable. While the Company’s current and historical operating losses and negative cash flows are indicators of impairment, management believes that future cash flows to be received support the carrying value of its long-lived assets and, accordingly, has not recognized any impairment losses through September 30, 2014.

Clinical Trial Expense Accruals

As part of the process of preparing the Company’s financial statements, the Company is required to estimate expenses resulting from the Company’s obligations under contracts with vendors, clinical research organizations and consultants and under clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided under such contracts.

The Company’s objective is to reflect the appropriate clinical trial expenses in its financial statements by recording those expenses in the period in which services are performed and efforts are expended. The Company accounts for these expenses according to the progress of the trial as measured by patient progression and the timing of various aspects of the trial. The Company determines accrual estimates through financial models taking into account discussion with applicable personnel and outside service providers as to the progress or state of its trials. During the course of a clinical trial, the Company adjusts its clinical expense if actual results differ from its estimates. The Company makes estimates of accrued expenses as of each balance sheet date based on the facts and circumstances known at that time. Accordingly, the Company’s clinical trial accruals are dependent upon accurate reporting by contract research organizations and other third-party vendors. Although the Company does not expect its estimates to be materially different from amounts actually incurred, the Company’s understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in reporting amounts that are too high or too low for any particular period. For the years ended December 31, 2012 and 2013, and the nine months ended September 30, 2014, there were no material adjustments to prior period estimates of accrued expenses for clinical trials.

Research and Development

Research and development expenses include the costs associated with the Company’s research and development activities, including salaries, benefits and occupancy costs. Also included in research and development expenses are third-party costs incurred in conjunction with contract manufacturing for the Company’s research and development programs and clinical trials, including the cost of clinical trial drug supply, costs incurred by contract research organizations and regulatory expenses. Research and development costs are expensed as incurred.

Patent Expenses

The Company expenses all costs as incurred in connection with patent applications (including direct application fees, and the legal and consulting expenses related to making such applications) and such costs are included in general and administrative expenses in the accompanying statements of operations.

Convertible Preferred Stock

Prior to the Company’s IPO, the Company’s outstanding convertible preferred stock was classified as temporary equity instead of stockholders’ deficit in accordance with authoritative guidance for the classification and measurement of potentially redeemable securities, as the stock was conditionally redeemable at the holder’s option and upon certain change in control events that are outside the Company’s control, including the liquidation, sale, or transfer of control of the Company. Upon such change in control events, holders of the convertible preferred stock could cause its redemption.

In connection with the IPO, all of the Company’s outstanding shares of convertible preferred stock were automatically converted into shares of common stock.

Convertible Preferred Stock Warrants

Prior to the Company’s IPO, warrants exercisable for shares of the Company’s Series A and Series C convertible preferred stock were classified as liabilities in the accompanying balance sheets based upon the characteristics and provisions of each instrument. Convertible preferred stock warrants were classified as derivative liabilities and were recorded at their fair value on the date of issuance. At each reporting date the convertible preferred stock warrants were revalued, with fair value changes recognized as increases in or decreases to the change in fair value of convertible preferred stock warrant liability in the accompanying statements of operations.

In connection with the IPO, all of the Company’s outstanding warrants to purchase convertible preferred stock were either (i) exercised and the underlying shares of preferred stock were automatically converted into shares of common stock or (ii) converted into warrants to purchase common stock. Prior to the exercise and conversion of the warrants to purchase convertible preferred stock, the Company performed the final revaluation of the warrant liability upon the closing of the IPO in August 2014 and recorded the $2.6 million increase in fair value to change in fair value of convertible preferred stock warrant liability in the accompanying statements of operations. The warrant liability was then reclassified to additional paid-in capital on the accompanying balance sheets.

Convertible Preferred Stock Purchase Right

The Company determined that its obligation to issue, and the investors’ obligation to purchase, additional shares of the Company’s Series B convertible preferred stock represented a freestanding financial instrument and required liability accounting. This freestanding convertible preferred stock purchase right liability was initially recorded at fair value, with fair value changes recognized as increases in or decreases to the change in fair value of convertible preferred stock purchase right in the accompanying statements of operations. In June 2012, the convertible preferred stock purchase right expired and its fair value was recognized in change in fair value of convertible preferred stock purchase right in the accompanying statements of operations.

Stock-Based Compensation

The Company accounts for stock-based compensation expense related to stock options and employee stock purchase plan (ESPP) rights by estimating the fair value on the date of grant using the Black-Scholes-Merton option pricing model net of estimated forfeitures. For awards subject to time-based vesting conditions, stock-based compensation expense is recognized using the straight-line method.

The Company accounts for stock options granted to non-employees, including members of the scientific advisory board, using the fair value approach. Stock options granted to non-employees are subject to periodic revaluation over their vesting terms with the related expense being recognized as research and development and/or general and administrative expense in the accompanying statements of operations.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company uses a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more likely than not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the Company believes is more likely than not realizable. Differences between the amount of tax benefits taken or expected to be taken in the Company’s income tax returns and the amount of tax benefits recognized in its financial statements, represent its unrecognized income tax benefits, which the Company either records as a liability or as a reduction of deferred tax assets.

Comprehensive Loss

Comprehensive loss is defined as the change in equity during a period from transactions and other events and/or circumstances from non-owner sources. For all periods presented, comprehensive loss is equal to net loss.

Net Loss Per Share

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury-stock and if-converted methods. For purposes of the diluted net loss per share calculation, potentially dilutive securities are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive and therefore, basic and diluted net loss per share were the same for all periods presented.

Potentially dilutive securities excluded from the calculation of diluted net loss per share attributable to common stockholders are as follows (in common stock equivalent shares):

	As of December 31,		As of September 30,
	2012	2013	2013	2014
			(unaudited)
Convertible preferred stock	2,453,463	9,493,489	6,882,572	—
Convertible notes payable	580,580	—	—	—
Warrants to purchase convertible preferred stock	255,013	483,517	483,517	—
Warrants to purchase common stock	—	—	—	142,113
Unvested restricted common stock subject to repurchase	859	—	—	16,294
Options to purchase common stock	382,663	1,235,705	373,375	2,058,910

	3,672,578	11,212,711	7,739,464	2,217,317